SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 41,674	£ 35,475
Securities lending [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	36,802	31,989
Securities lending [member] | Covered bond programme [member] | Residential mortgage-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	34,963	30,361
Securities lending [member] | Covered bond programme [member] | Social housing loan-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	1,839	1,628
Notes in issue [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	33,727	29,862
Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	37,180	25,196
Notes in issue [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	28,894	26,832
Notes in issue [member] | Covered bond programme [member] | Residential mortgage-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	27,694	25,632
Notes in issue [member] | Covered bond programme [member] | Social housing loan-backed [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	1,200	1,200
UK residential mortgages [member] | Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	25,018	21,158
UK residential mortgages [member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	22,485	14,105
Commercial loans [member] | Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,746	6,616
Commercial loans [member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	6,577	7,001
Credit Card Receivable [Member] | Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	8,060	7,701
Credit Card Receivable [Member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,263	4,090
Motor Vehicle Finance [member] | Securities lending [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	2,850
Motor Vehicle Finance [member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	2,855
Less held by the group [member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	(31,647)	(21,466)
Less held by the group [member] | Notes in issue [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	(700)	(700)
Total securitisation programmes [member] | Notes in issue [member] | Securitisation programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	5,533	3,730
Total covered bond programmes [member] | Notes in issue [member] | Covered bond programme [member]
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 28,194	£ 26,132